NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
NOTES PAYABLE
Schedule of notes payable

	June 30, 2026			December 31, 2025
(in thousands)	Gross	Discount	Net	Gross	Discount	Net
Notes Payable, Current	$—	$—	$—	$1,100	$(172)	$928

	December 31, 2025
(in thousands)	Gross	Discount	Net
Notes Payable, Current	$1,100	$(172)	$928
Total Notes Payable	$1,100	$(172)	$928